CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2018 CNY (¥) shares
Accounts receivable, amounts billed through RONG360 | ¥		¥ 3,549	¥ 134,966
Accounts payable	$ 26,476	184,318	201,543
Advances from customers	6,320	44,000	115,597
Tax payable	3,184	22,168	39,446
Amount due to related party	4,928	34,310	72,750
Accrued expenses and other current liabilities	32,178	224,018	144,478
Other Liabilities, Noncurrent	$ 2,177	¥ 15,145	¥ 20,538
Ordinary shares, par value (in dollars per share) | $ / shares	$ 0.0001
Ordinary shares, shares issued (in shares)	430,463,797	430,463,797	428,063,797
Ordinary shares, shares outstanding (in shares)	422,683,735	422,683,735	415,246,557
Treasury stock (in shares)	7,780,062	7,780,062	12,817,240
Consolidated variable interest entity ("VIE")
Accounts payable | ¥		¥ 16,720	¥ 4,256
Advances from customers | ¥		164	21,717
Tax payable | ¥		19,205	15,116
Accrued expenses and other current liabilities | ¥		135,883	17,963
Other Liabilities, Noncurrent | ¥		¥ 408	¥ 0
Class A ordinary shares
Ordinary shares, shares issued (in shares)	333,992,002	333,992,002	325,592,002
Ordinary shares, shares outstanding (in shares)	326,211,940	326,211,940	312,774,762
Class B ordinary shares
Ordinary shares, shares issued (in shares)	96,471,795	96,471,795	102,471,795
Ordinary shares, shares outstanding (in shares)	96,471,795	96,471,795	102,471,795